General information and the Groups business	12 Months Ended
Jun. 30, 2026
General information and the Groups business
General information and the group's business

1. General information and the Group’s business

IRSA was founded in 1943, and it has been engaged in diverse real estate activities in Argentina since 1991. IRSA and its subsidiaries are collectively referred to hereinafter as “the Group”. Cresud is the Company's direct parent company, whose main shareholders are Inversiones Financieras del Sur S.A., Agroinvestment S.A. and Consultores Venture Capital Uruguay S.A., and whose ultimate beneficial owner is Eduardo Sergio Elsztain.

These Consolidated Financial Statements have been approved for issuance by the Board of Directors on October 20, 2026.

As of the date of these Consolidated Financial Statements, the Group owns 18 shopping malls, 5 office buildings, 3 hotels and an extensive land reserve for future mixed-use developments. Additionally, the Group holds a 29.12% interest in Banco Hipotecario S.A. (BHSA) (see note 8), which is a leading commercial bank in the provision of mortgage loans in Argentina. BHSA’s shares are listed on the BYMA.

The Group operates and holds a majority interest (with the exception of La Ribera Shopping Center, of which it has a 50% ownership interest) in a portfolio of 17 shopping malls in Argentina, six of which are located in the Autonomous City of Buenos Aires (Abasto Shopping, Paseo Alcorta Shopping, Alto Palermo, Patio Bullrich, Dot Baires Shopping and Distrito Arcos), four in Greater Buenos Aires (Alto Avellaneda, Soleil Premium Outlet, Terrazas de Mayo and Al Oeste, the latter currently undergoing refurbishment and not operational), the recently acquired Los Gallegos in the city of Mar del Plata, Province of Buenos Aires, and the rest are situated in different provinces (Alto Noa in the City of Salta, Alto Rosario in the City of Rosario, Mendoza Plaza in the City of Mendoza, Córdoba Shopping Villa Cabrera in the City of Córdoba, Alto Comahue in the City of Neuquén and La Ribera Shopping in the City of Santa Fe). The Group also owns the historic building where the Patio Olmos Shopping Mall is located, operated by a third party.

Likewise, the Group manages a portfolio of five office buildings and has majority stakes in three luxury hotels including the Libertador and Intercontinental hotels in the Autonomous City of Buenos Aires and the exclusive Llao Llao resort, in the city of San Carlos de Bariloche, in southern Argentina. Additionally, the Group participates in the development of residential properties for sale, as well as in other investments.

Economic context in which the Group operated

The Group carried out its activities mainly in Argentina, in an economic environment characterized by the continuation of the macroeconomic stabilization process, with a gradual recovery of economic activity, a slowdown in inflation, the consolidation of fiscal balance, and a more flexible exchange rate regime. The most relevant aspects are summarized below:

•	Economic Activity: During the second half of 2025 and the first half of 2026, the Argentine economy continued to show a gradual recovery of activity, with favorable performance in the agricultural, energy, and mining sectors, while other sectors showed a more heterogeneous evolution throughout the year.
•	Inflation: Between July 1, 2025, and June 30, 2026, accumulated inflation, measured by the Consumer Price Index (CPI), reached 34%, consolidating the downward trend observed during the year. In June 2026, the monthly CPI variation was 1.88%. According to the Market Expectations Survey (REM), annual inflation projected for December 2026 is estimated at around 30%.
•	Exchange Rate: During the year, the managed float regime within bands implemented in April 2025 remained in place. In this context, the Argentine Peso continued to depreciate against the US dollar, moving from an exchange rate of approximately ARS 1,205 per dollar at the beginning of the year to ARS 1,482 per dollar as of June 30, 2026.
•	Fiscal Surplus: In the first half of 2026, the national public sector recorded a fiscal surplus equivalent to 0.1% of GDP, associated with the continuation of measures aimed at consolidating the balance of public accounts, reducing the need for monetary financing, and contributing to the disinflation process.

Between the second half of 2025 and the first half of 2026, the Government maintained fiscal balance as the cornerstone of its economic policy, complemented by deregulation measures, structural reforms, and promotion of private investment. The main measures included:

•	The continuation of economic deregulation and regulatory simplification measures implemented during the year, as well as new reforms aimed at reducing regulatory restrictions and improving the business climate.
•	The approval of the 2026 Budget, prepared on the basis of the fiscal balance objective and aimed at consolidating the macroeconomic stabilization process.
•	The implementation of the Incentive Regime for Large Investments (RIGI), including the evaluation and approval of investment projects and the extension of the deadline to adhere to the regime.
•	The continuation of the program agreed with the International Monetary Fund (IMF), aimed at strengthening international reserves, consolidating the macroeconomic stabilization process, and sustaining the current exchange rate regime.
•	The enactment and regulation of the Fiscal Innocence Regime and the Simplified Income Tax Regime, with the objective of promoting asset formalization and simplifying tax compliance.
•	The continuation of the process of reducing export duties for different productive sectors, including agro-industrial and industrial products, with the objective of improving competitiveness and promoting exports.

The Company’s Board of Directors continuously monitors the evolution of variables affecting the business in order to define its course of action and identify potential impacts on its financial position and results. The Group’s financial statements should be read in light of these circumstances.